Exceptional items (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Exceptional Items
Exceptional items are made up as follows:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	€m	€m	€m
Implementation of strategic opportunities (1)	—	—	18.8
Supply chain reconfiguration (2)	(3.6)	1.2	14.0
Findus Group integration expenses (3)	3.5	10.4	15.1
Expenses related to transactions (4)	—	—	3.2
Brexit (5)	1.6	—	—
Goodfella's Pizza & Aunt Bessie's integration expenses (6)	12.5	8.3	—
Factory optimization (7)	5.7	1.6	—
Settlement of legacy matters (8)	(9.2)	(3.8)	(5.6)
Release/remeasurement of indemnification assets (9)	44.0	—	(8.3)
Total exceptional items	54.5	17.7	37.2